SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Deutsche Strategic Equity Long/Short Fund

The following information replaces the existing disclosure contained under the “MANAGEMENT” section of the fund's summary prospectus.

Investment Advisor

Deutsche Investment Management Americas Inc.

Portfolio Manager(s)

Mihir Meswani, Director, DIMA. Portfolio Manager of the fund. Began managing the fund in 2014.

Subadvisor

Atlantic Investment Management, Inc.

Portfolio Manager(s)

Alexander Roepers. President of Atlantic Investment Management, Inc. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Subadvisor

Chilton Investment Company, LLC

Portfolio Manager(s)

Richard L. Chilton, Jr. Founder, Chairman, Chief Executive Officer and Chief Investment Officer of Chilton Investment Company, LLC. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Subadvisor

Lazard Asset Management LLC

Portfolio Manager(s)

Jean-Daniel Malan. Director at Lazard Asset Management LLC. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Subadvisor

Omega Advisors, Inc.

Portfolio Manager(s)

Leon G. Cooperman. Chairman and Chief Executive Officer of Omega Advisors, Inc. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Please Retain This Supplement for Future Reference

September 16, 2015
PROSTKR-516